Investments (Details Narrative) - BRL (R$) R$ in Thousands	May 28, 2025	Dec. 31, 2025	Nov. 03, 2025	Oct. 29, 2025	Oct. 15, 2025	Aug. 19, 2025	Jul. 17, 2025	May 08, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Capital stock		R$ 21,210,000							R$ 15,000,000
S A B E S P [Member]
IfrsStatementLineItems [Line Items]
Capital stock			R$ 85,000			R$ 1
Capital stock, shares			85,000,000
S A B E S P Lux [Member]
IfrsStatementLineItems [Line Items]
Capital stock					R$ 2,000		R$ 1,000	R$ 100
Aguas De Andradina [Member] | Igua Saneamento S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest	70.00%
Aguas De Castilho [Member] | Igua Saneamento S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of equity interest	70.00%
Concessionaria S A B E S P U R A E 1 S A [Member]
IfrsStatementLineItems [Line Items]
Capital stock				R$ 1